COMMON SHARES - TC Energy Corporation At-the-Market Equity Issuance Program (Details) - At-the-Market Equity Issuance Program - CAD ($)		1 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Stock issuance program, period in effect (in months)			25 months
Authorized amount		$ 2,000,000,000.0	$ 1,000,000,000.0
Additional authorized amount		$ 1,000,000,000.0
Treasury stock reissued during period (in shares)	3,500,000			0	20,000,000
Price per share (in Canadian dollars per share)	$ 63.03				$ 56.13
Consideration received on transaction	$ 216,000,000				$ 1,100,000,000
Payments of stock issuance costs	$ 2,000,000				$ 10,000,000